Earnings or Loss Per Common Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings or Loss Per Common Share

NOTE 12. — EARNINGS OR LOSS PER COMMON SHARE

Basic earnings or loss per common share (“EPS”) is computed by dividing net income or loss available to common stockholders by the weighted-average number of common shares outstanding for the period. The weighted average number of common shares outstanding for basic and diluted EPS for years ended December 31, 2013, 2012, and 2011, respectively, were as follows

(in thousands):

	Years ended December 31,
	2013	2012	2011
Basic	878,710	628,101	376,312
Diluted	878,710	628,101	376,312

The number of stock options, warrants issued in stock offerings and nonvested restricted stock excluded from dilutive shares outstanding in the above periods, as these potentially dilutive securities are anti-dilutive because the Company was in a loss position, were as follows (in thousands):

	Years ended December 31,
	2013	2012	2011
Stock options	-	4	238
Warrants issued in stock offerings	-	-	14
Nonvested restricted stock awards	2,154	796	158
	2,154	800	410